Note 13 - Subsequent Events	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
Note
1
3

Subsequent Events

In
April 2019
and
May 2019,
the Company’s primary investor agreed to provide the Company with
$2.0
million and
$0.5
million in the form of Notes to fund the Company’s operations. These notes accrue simple interest on the outstanding principal amount at the rate of
8%
per annum and mature on
April 26, 2020
and
May 29, 2020.

In
May 2019,
the Company and Oxford Finance agreed to a
seventh
amendment to provide consent to the Merger. This consent amended certain provisions of the term loan to protect Oxford’s rights under the original term loan agreement. The consent allowed Alliqua to be named as an additional borrower.

On
May 3, 2019
the Company completed its Merger into Alliqua Biomedical Inc. (“Alliqua”). Immediately following the Merger, the combined company’s name was changed from “Alliqua BioMedical, Inc.” to “Adynxx, Inc.” The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section
368
(a) of the Internal Revenue Code of
1986,
as amended. Under the Exchange Ratio formula in the Merger Agreement, as of immediately following the Merger, but excluding the effect of certain financings (as further described in the Merger Agreement), Adynxx equity holders now own approximately
86%
of the aggregate number of shares of the combined company and Alliqua equity holders own approximately
14%
of the combined company.

Subject to the terms and conditions of the Merger Agreement (a) each outstanding share of capital stock of Adynxx, was converted into the right to receive the number of shares of Alliqua's common stock equal to the Exchange Ratio formula in the Merger Agreement and (b) each outstanding Adynxx stock option, whether vested or unvested, and warrant that has not
previously been exercised, was assumed by the post merged company and converted into a stock option or warrant, as the case may
be, to purchase shares of the post merged Adynxx Company’s common stock at the Exchange Ratio formula in the Merger Agreement.

On
May 3, 2019,
prior to the closing of the Merger, the
$3.0
million of Notes and
$203,000
of cumulative accrued interest, was converted into
10,223,996
shares of Series B convertible preferred stock.

The Company has evaluated subsequent events through
June 7, 2019,
the date the financial statements were issued, for appropriate accounting and financial statement disclosures.